Stockholders' Equity (Tables)	3 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2025	Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2024
Class Of Stock [Line Items]
Schedule of Issuance of Series C Preferred Stock
Series C Preferred Stock

	Series C Preferred Stock
	Number of shares	$ (in thousands)
Balance - June 30, 2024	13,668	9,973
Conversion of Series C Preferred stock to common stock	(13,668)	(9,973)

Balance - September 30, 2024	—	—

Series C Preferred Stock

	Series C Preferred Stock
	Number of shares	$ (in thousands)
Balance - June 30, 2023	14,208	10,366
Conversion of Series C Preferred stock to common stock	(540)	(393)

Balance - December 31, 2023	13,668	9,973

Series C Preferred Stock

	Series C Preferred Stock
	Number of shares	$ (in thousands)
Balance – June 30, 2022	16,838	12,275
Conversion of Series C Preferred stock to common stock	(2,630)	(1,909)

Balance – June 30, 2023	14,208	10,366
Conversion of Series C Preferred stock to common stock	(540)	(393)

Balance – June 30, 2024	13,668	9,973

Schedule of Series C Preferred Stock Aggregate Dividends
The Company’s Series C Preferred Stock aggregate dividends as of September 30, 2024, were as follows:

Series C Dividends	Dividend Shares (in thousands)
10% - August 19, 2021 (actual)	1
15% - August 19, 2022 (actual)	1
20% - August 19, 2023 (actual)	1
25% - August 19, 2024 (actual)	2

5

The Company’s Series C Preferred Stock outstanding, conversion shares, and aggregate dividends as of December 31, 2023, are as follows:

Series	Number	Conversion price $	Number of conversion shares (in thousands)	Dividend Shares (in thousands)
Series 1	10,925	58.00	188	151
Series 2	898	60.70	15	10
Series 3	1,845	57.50	32	24

	13,668		235	185

Series C Dividends	Dividend Shares (in thousands)
10% - August 19, 2021 (actual)	34
15% - August 19, 2022 (actual)	43
20% - August 19, 2023 (actual)	49
25% - August 19, 2024 (estimated)	59

185

Summary of Aggregate Information on all Equity Compensation Plans
The following table sets forth the aggregate information on all equity compensation plans as of September 30, 2024:

Plan (in thousands, except per share amounts)	Number of shares of common stock to be issued upon exercise of outstanding stock options and rights (a)	Weighted-average exercise price of stock options and rights $	Number of shares of common stock remaining available for future issuance under equity compensation plans (excluding securities reflected in column (a))(2)
Equity compensation plans approved by security holders - 2017 Plan (1)	6	749.16	4
Equity compensation plans not approved by security holders - Del Mar (BC) 2013 Amended and Restated Stock Option Plan	—	73,881.30	—

Totals	6	1,074.40	4

Plan (in thousands, except per share amounts)	Number of shares of common stock to be issued upon exercise of outstanding stock options and rights (a)	Weighted-average exercise price of stock options and rights $	Number of shares of common stock remaining available for future issuance under equity compensation plans (excluding securities reflected in column (a))(2)
Equity compensation plans approved by security holders - 2017 Plan(1)	236	21.16	129
Equity compensation plans not approved by security holders - Del Mar (BC) 2013 Amended and Restated Stock Option Plan	1	2,175.08	—

Totals	237	32.92	129

The following table sets forth the aggregate information on all equity compensation plans as of June 30, 2024:

Plan Category (in thousands, except per share amounts)	Number of shares of common stock to be issued upon exercise of outstanding stock options and rights (a)	Weighted-average exercise price of stock options and rights $	Number of shares of common stock remaining available for future issuance under equity compensation plans (excluding securities reflected in column (a))
Equity compensation plans approved by security holders - 2017 Plan (1)	288	$21.40	144
Equity compensation plans not approved by security holders - Del Mar (BC) 2013 Amended and Restated Stock Option Plan	—	$2,060.08	—

Totals	288	$30.70	144

(1)	The Del Mar (BC) 2013 Amended and Restated Stock Option Plan refers to the Company’s previous equity compensation plan.
(2)	The balance of 144 shares of common stock available for issuance under the 2017 Plan as of June 30, 2024, is net of stock options previously exercised.

Schedule of Outstanding Under the Legacy Plan

	Number of stock options outstanding (in thousands)	Weighted average exercise price
Balance - June 30, 2023	198	51.71
Granted	89	4.66
Expired	(19)	140.20
Forfeited	(31)	8.26

Balance - December 31, 2023	237	32.92

The following table sets forth changes in stock options outstanding under all plans:

	Number of stock options outstanding (in thousands)	Weighted average exercise price
Balance – June 30, 2022	176	87.05
Granted	78	8.79
Expired	(56)	102.65

Balance – June 30, 2023	198	51.71
Granted	89	4.66
Expired	(34)	107.69
Forfeited	(31)	8.26

Balance – June 30, 2024	222	30.70

Summary of Stock Options Currently Outstanding and Exercisable
The following table summarizes stock options outstanding and exercisable under all plans at September 30, 2024:

Exercise price $	Number Outstanding at September 30, 2024 (in thousands)	Weighted average remaining contractual life (years)	Number exercisable at September 30, 2024 (in thousands)
162.93	2	8.92	1
307.65	1	7.84	1
1,067.50 to 1,680.00	2	7.36	2
2,170.00 to 2,397.50	1	2.43	—

	6		4

Exercise price $	Number Outstanding at December 31, 2023 (in thousands)	Weighted average remaining contractual life (years)	Number exercisable at December 31, 2023 (in thousands)
4.66	79	9.67	8
6.04	9	9.14	—
8.79	39	7.63	16
12.75 to 16.25	6	8.78	6
30.50 to 48.00	80	7.14	47
62.00 to 68.50	14	6.81	14
85.00	9	5.43	9
304.95 to 2,660.00	1	2.33	1

	237		101

The following table summarizes stock options outstanding and exercisable under all plans at June 30, 2024:

Exercise price $	Number Outstanding at June 30, 2024 (in thousands)	Weighted average remaining contractual life (years)	Number exercisable at June 30, 2024 (in thousands)
4.655	79	9.17	21
6.04	9	8.64	3
8.79	34	8.09	17
12.75 to 16.25	6	8.27	6
30.50 to 48.00	73	7.31	48
62.00 to 68.50	13	6.81	13
85	7	6.21	7
304.95 to 2,660.00	1	1.93	1

	222		116

Schedule of Valuation Assumptions Using a Black-Scholes Pricing Model

December 31, 2023
Dividend rate	—%
Estimated volatility	91.40%
Risk-free interest rate	4.24%
Expected term - years	6.08

Stock options issued during the years ended June 30, 2024, and 2023, have been valued using a Black-Scholes pricing model with the following assumptions:

	June 30, 2024	June 30, 2023
Dividend rate	—%	—%
Volatility	91.4%	91.4%
Risk-free rate	4.24%	2.67%
Term – years	6.1	6.1

Schedule of Stock Option Expense

	Three months ended September 30,
	2024 $	2023 $
Research and development	37	69
General and administrative	61	91

	98	160

	Three months ended December 31,		Six months ended December 31,
	2023 $	2022 $	2023 $	2022 $
Research and development	24	134	93	274
General and administrative	141	302	232	680

	165	436	325	954

The Company has recognized the following amounts as stock option expense for the periods noted:

	$		$
	Years ended June 30,
	2024 $		2023 $
Research and development		187		451
General and administrative		420		1,039

		607		1,490

Schedule of Unvested Stock Options

	Number of Options (in thousands)	Weighted average exercise price $
Unvested at June 30, 2024	3	545.01
Vested	(1)	435.36

Unvested at September 30, 2024	2	579.79

	Number of Options (in thousands)	Weighted average exercise price $
Unvested at June 30, 2023	118	24.12
Granted	89	4.66
Vested	(40)	19.68
Forfeited	(31)	8.26

Unvested at December 31, 2023	136	16.33

Schedule of Restricted Stock Units

Number of RSU (in thousands)
Balance - June 30, 2024	2
Vesting of restricted stock units	(2)

Balance - September 30, 2024	—

Number of RSU (in thousands)
Balance - June 30, 2023	78
Issuance of restricted stock units	—
Vesting of restricted stock units	(4)
Forfeiture of restricted stock units	(8)

Balance - December 31, 2023	66

Number of RSU (in thousands)
Balance – June 30, 2022	—
Issuance	78

Balance – June 30, 2023	78
Vested and converted to common shares	(4)
Forfeited	(8)

Balance – June 30, 2024	66

Schedule of Warrants

	Number of Warrants (in thousands)	Weighted average exercise price $
Balance - June 30, 2024	19	1,399.72
Expiry of warrants issued for services	(2)	1,750.00

Balance - September 30, 2024	17	1,362.41

	Number of Warrants (in thousands)	Weighted average exercise price $
Balance - June 30, 2023	713	43.55
Expiry of warrants issued for services	(13)	89.80

Balance - December 31, 2023	700	43.12

	Number of warrants (in thousands)	Weighted average exercise price $
Balance – June 30, 2022	720	49.36
Expiry of 2018 Investor and Agent warrants	(7)	625.68

Balance – June 30, 2023	713	43.55
Expiry of warrants issued for services	(20)	71.53
Expiry of 2019 Investor and Agent warrants	(16)	157.25

Balance – June 30, 2024	677	39.99

Schedule of Changes in Outstanding Warrants

Description of warrants	Number (in thousands)	Exercise price $	Expiry date
2022 April Investor warrants	9	717.50	April 14, 2027
2022 Investor warrants	7	2,187.50	March 28, 2025
2022 April Agent warrants	1	1,159.20	October 14, 2026

	17

The following table summarizes the Company’s outstanding common stock warrants as of December 31, 2023:

Description of warrants	Number (in thousands)	Exercise price $	Expiry date
2022 April Investor warrants	325	20.50	April 14, 2027
2022 Investor warrants	240	62.50	March 28, 2025
2020 Investor warrants	65	50.00	August 16, 2024
2019 Investor warrants	15	155.00	June 5, 2024
NBTS Warrants	3	54.50	June 19, 2025
Warrants issued for services	7	32.00 to 137.50	January 7, 2024 to February 25, 2024
2022 April Agent warrants	32	33.12	October 14, 2026
2022 Agent warrants	12	78.12	March 28, 2025
2019 Agent warrants	1	193.75	June 3, 2024

	700

Description of warrants	Number (in thousands)	Exercise price $	Expiry date
2022 April Investor warrants	325	20.50	April 14, 2027
2022 Investor warrants	240	62.50	March 28, 2025
2020 Investor warrants	65	50.00	August 16, 2024
NBTS Warrants	3	54.50	June 19, 2025
2022 April Agent warrants	32	33.12	October 14, 2026
2022 Agent warrants	12	78.12	March 28, 2025

	677

Schedule of Conversion of Series C Preferred Stock to Series C Warrants
The following table summarizes the Company’s outstanding Series C Agent Warrants as of June 30, 2024:

Series C Agent Warrants	Number	Conversion price $	Number of conversion shares (in thousands)	Cumulative common stock dividends (in thousands)
Series 1	1,929	58.00	33	23
Series 2	219	60.70	4	3
Series 3	296	57.50	5	4

	2,444		42	30

Schedule of Conversion of Series B Preferred Stock to Common Stock
The following table sets forth changes in outstanding Series C Agent Warrants:

	Balance June 30, 2024	Number of Warrants Expired	Balance, September 30, 2024	Conversion price $
Preferred Series C-1 Agent Warrants	1,929	(1,929)	—	2,030.00
Preferred Series C-2 Agent Warrants	219	(219)	—	2,124.50
Preferred Series C-3 Agent Warrants	296	(296)	—	2,012.50

	2,444	(2,444)	—

The following table sets forth changes in outstanding Series C Agent Warrants:

	Balance, June 30, 2023	Number of Warrants Issued	Number of Warrants Exercised	Balance, June 30, 2024	Exercise price $
Issuance of Preferred Series C-1 Agent Warrants	1,929	—	—	1,929	58.00
Issuance of Preferred Series C-2 Agent Warrants	219	—	—	219	60.70
Issuance of Preferred Series C-3 Agent Warrants	296	—	—	296	57.50

	2,444	—	—	2,444

Series C Warrants
Class Of Stock [Line Items]
Schedule of Changes in Outstanding Warrants
The following table summarizes the Company’s outstanding Series C Agent Warrants as of December 31, 2023:

Series C Agent Warrants	Number	Conversion price $	Number of conversion shares (in thousands)	Cumulative common stock dividends (in thousands)
Series 1	1,929	58.00	33	23
Series 2	219	60.70	4	3
Series 3	296	57.50	5	4

	2,444		42	30

Schedule of Conversion of Series C Preferred Stock to Series C Warrants

	Balance June 30, 2023	Number of Warrants Issued	Number of Warrants Exercised	Balance, December 31, 2023	Conversion price $
Preferred Series C-1 Agent Warrants	1,929	—	—	1,929	58.00
Preferred Series C-2 Agent Warrants	219	—	—	219	60.70
Preferred Series C-3 Agent Warrants	296	—	—	296	57.50

	2,444	—	—	2,444

Performance stock units [Member]
Class Of Stock [Line Items]
Schedule of Series C Preferred Stock Aggregate Dividends
The Company’s Series C Preferred Stock outstanding, conversion shares, and future dividends as of June 30, 2024, are as follows:

Series	Number	Conversion Price $	Number of conversion shares (in thousands)	Dividend Shares (in thousands)
Series 1	10,925	58.00	188	151
Series 2	898	60.70	15	10
Series 3	1,845	57.50	32	24

	13,668		235	185

Series C Dividends	Dividend Shares (in thousands)
10% - August 19, 2021 (actual)	34
15% - August 19, 2022 (actual)	43
20% - August 19, 2023 (actual)	49
25% - August 19, 2024 (actual)	59

185

TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Class Of Stock [Line Items]
Schedule of Outstanding Under the Legacy Plan
Below is a summary of stock option activity for the six months ended June 30, 2025:

	Number of options	Weighted Average Exercise Price	Weighted Average Contractual Life
Outstanding at December 31, 2024	6,403,818	$5.11	7.44 years
Forfeited and cancelled	(131,193)	$3.69
Exercised	(271,853)	$2.09
Granted	505,298	$3.39

Outstanding at June 30, 2025	6,506,070	$5.13	7.27 years
Exercisable at June 30, 2025	2,312,493	$5.99	3.63 years

Below is a summary of stock option activity for the year ending December 31, 2024:

	Number of options	Weighted Average Exercise Price	Weighted Average Contractual Life
Outstanding at December 31, 2023	2,781,064	$2.97	4.43 years
Options assumed from Kintara upon merger closing	6,345	$1,074.40	6.91 years
Forfeited and cancelled	(249,961)	$3.53
Exercised	(180,689)	$2.66
Granted	4,047,059	$4.76

Outstanding at December 31, 2024	6,403,818	$5.11	7.44 years
Exercisable at December 31, 2024	2,270,626	$5.83	3.30 years

Schedule of Valuation Assumptions Using a Black-Scholes Pricing Model
The Company uses the Black-Scholes option pricing model to estimate the fair value of stock-based awards on the date of grant. The assumptions employed in the calculation of the fair value of share-based compensation expense were calculated as follows for the six months ended June 30, 2025 and 2024:

	2025	2024
Common stock fair value	$3.39	$3.69
Risk free interest rate	4.04% - 4.66%	4.05% - 4.89%
Expected dividend yield	0%	0%
Expected term	6.0 years	4.9 years
Expected stock volatility	101.9% - 103.0%	91.9% - 99.7%

The Company uses the Black-Scholes option pricing model to estimate the fair value of stock-based awards on the date of grant. The assumptions employed in the calculation of the fair value of share-based compensation expense were calculated as follows for all periods presented:

	2024	2023
Common stock fair value	$4.76	$3.69
Risk free interest rate	4.10% - 4.35%	4.05% -4.89%
Expected dividend yield	0%	0%
Expected term	6.0 years	4.9 years
Expected stock volatility	100.1%—103.0%	91.9%—99.7%

Schedule of Stock Option Expense
Total stock-based compensation expense for the six months ended June 30, 2025 and 2024 was allocated as follows:

	2025	2024
General and administrative	$993,831	$372,288
Research and development	1,837,952	237,808

Total stock-based compensation expense	$2,831,783	$610,096

Total stock-based compensation expense was allocated as follows:

	2024	2023
General and administrative	$843,111	$300,986
Research and development	1,115,552	177,904

Total stock-based compensation expense	$1,958,663	$478,890

Schedule of Restricted Stock Units	The table below summarizes activity related to RSUs.

Number of RSU
Restricted stock units assumed from Kintara upon merger closing	114
Vesting of restricted stock units	—

Balance as of December 31, 2024	114

Schedule of Changes in Outstanding Warrants
The following table summarizes the Company’s outstanding common stock warrants as of June 30, 2025

	Outstanding	Weighted average exercise price	Expiration dates
Legacy TuHURA common stock warrants	8,324,808	$4.52	October 2025 to August 2029
Historical Kintara common stock warrants	10,199	$757.65	June 2025 to April 2027
TuHURA Warrants from 2025 Securities Purchase Agreement	3,363,076	$3.32	December 2030
TuHURA Warrants issued to placement agent	134,523	$3.32	December 2030
2024 common stock warrants issued to financial advisor	297,029	$0.01	April 2027

	Outstanding	Weighted average exercise price	Expiration dates
Historical TuHURA common stock warrants	10,592,387	$4.16	February 2025 to August 2029
Historical Kintara common stock warrants	17,468	$1,362.41	March 2025 to April 2027
2024 common stock warrants issued to financial advisor	297,029	$0.01	April 2027